Cover	Sep. 30, 2021
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2021
Entity File Number	333-210190
Entity Registrant Name	Veritas Farms, Inc.
Entity Central Index Key	0001669400
Entity Tax Identification Number	90-1254190
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1815 Griffin Road
Entity Address, Address Line Two	Suite 401
Entity Address, City or Town	Dania Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33004
City Area Code	(833)
Local Phone Number	691-4367
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1512 E Broward Blvd
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301